GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended			8 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended							15 Months Ended	99 Months Ended	108 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended
	Nov. 30, 2012	Aug. 31, 2012	Sep. 30, 2012	Dec. 31, 2008	Jun. 30, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Oct. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 September 2013 Financing [Member]	Sep. 30, 2013 September 2013 Financing [Member]	Mar. 31, 2013 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member] September 2013 Financing [Member]
Net loss									$ (2,276)	$ (1,890)		$ (4,268)	$ (2,119)	$ (675)	$ (1,012)	$ (1,435)	$ (3,132)	$ (1,769)	$ (2,479)	$ (16,889)	$ (19,165)
Net Cash Provided By (Used In) Operating Activities									(1,236)	(1,553)		(2,134)	(1,008)	(366)						(10,748)	(11,982)
Retained Earnings (Accumulated Deficit)									(19,198)			(16,922)	(12,621)							(16,922)	(19,198)
Stock Issued During Period, Shares, New Issues	751,500	232,558	18,375	10,950,696	10,000	522,026	200,778	242,500			410,097											21,958,302			21,958,302
Proceeds From Issuance Of Common Stock	1,503		37	6,753	23	951	312	400	0	0	522	118	75	60						253	253		12,606	1,277
Stock Issued During Period, Value, New Issues									$ 12,714			$ 1,937	$ 930	$ 312	$ 499	$ 69	$ 3,091		$ 3,593			$ 12,516			$ 12,516